Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Cash generated from operations before tax and exceptional items	€ 552.0	€ 376.9	€ 397.6
Cash flows relating to exceptional items	(12.1)	(15.9)	(43.4)
Tax paid	(82.9)	(45.6)	(32.9)
Net cash flows from operating activities	457.0	315.4	321.3
Cash flows from investing activities
Business combinations, net of cash acquired	(112.9)	(1.5)	(471.6)
Purchase of property, plant and equipment and intangibles	(58.7)	(47.3)	(41.6)
Purchase of investments	(25.0)	(25.0)	0.0
Redemption of investments	25.2
Net cash used in investing activities	(171.4)	(73.8)	(513.2)
Cash flows from financing activities
Proceeds from issuance of Ordinary Shares	0.6	354.1	0.1
Share issuance costs	0.0	(11.1)	0.0
Repurchase of ordinary shares	(608.6)
Income taxes paid (refund), classified as financing activities	(19.2)
Proceeds from new loans and notes	0.0	2.0	355.6
Repayment of loan principal	(11.7)	(22.2)	(5.9)
Payments of lease liabilities, classified as financing activities	(20.3)	(21.8)	0.0
Payment of financing fees	0.0	0.0	(2.6)
Interest paid	(50.2)	(48.4)	(45.3)
Interest received	0.7	2.4	0.2
Other financing cash flows	(6.1)	(3.6)	0.6
Net cash (used in)/provided by financing activities	(714.8)	251.4	302.7
Net (decrease)/increase in cash and cash equivalents	(429.2)	493.0	110.8
Cash and cash equivalents at beginning of period	826.1	327.6	219.2
Effect of exchange rate fluctuations	(13.1)	4.2	(2.4)
Cash and cash equivalents at end of period	393.2	826.1	327.6
Cash and cash equivalents if different from statement of financial position	€ 382.5	€ 824.8	€ 327.6